Document And Entity Information	12 Months Ended
Dec. 31, 2022
Document Information Line Items
Entity Registrant Name	SOUNDHOUND AI, INC.
Document Type	POS AM
Amendment Flag	false
Entity Central Index Key	0001840856
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false